Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Accrued Expenses, Current
Accrued employee - related expenses	$ 36,352	$ 35,192	$ 32,398
Accrued tax liabilities	13,364	6,274	6,929
Accrued restructuring	1,864	1,488	1,953
Accrued professional fees	3,826	3,440	2,219
Accrued installments for acquisition	0	4,832	3,616
Income taxes payable	18,154	3,811	870
Other	12,634	9,883	10,447
Total accrued expenses, current	86,194	64,920	58,432
Accrued Expenses, Non-Current
Share-based compensation	0	92,047	22,565
Income tax reserve	14,356	2,876
Other		6,312	9,345
Other	3,692	3,436
Total accrued expenses, non-current	$ 18,048	$ 98,359	$ 31,910